UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2013

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments:

Putnam Absolute Return 300 Fund

The fund's portfolio
7/31/13 (Unaudited)

MORTGAGE-BACKED SECURITIES (37.1%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (18.0%)

Federal Home Loan Mortgage Corp.
IFB Ser. 2976, Class LC, 23.72s, 2035			$185,579	$276,563
IFB Ser. 3072, Class SM, 23.096s, 2035			454,271	649,910
IFB Ser. 3072, Class SB, 22.95s, 2035			407,013	579,817
IFB Ser. 3249, Class PS, 21.645s, 2036			332,315	457,501
IFB Ser. 2990, Class LB, 16.457s, 2034			1,089,246	1,436,280
IFB Ser. 3859, Class SG, IO, 6.509s, 2039			2,825,607	424,265
IFB Ser. 3856, Class PS, IO, 6.409s, 2040			4,818,498	595,732
IFB Ser. 3708, Class SQ, IO, 6.359s, 2040			12,333,032	2,123,748
IFB Ser. 3907, Class KS, IO, 6.359s, 2040			7,763,183	1,315,227
IFB Ser. 3708, Class SA, IO, 6.259s, 2040			24,699,992	3,986,579
IFB Ser. 3934, Class SA, IO, 6.209s, 2041			1,705,319	328,462
IFB Ser. 3852, Class NT, 5.809s, 2041			10,855,191	10,652,850
IFB Ser. 3752, Class PS, IO, 5.809s, 2040			18,211,464	2,797,281
IFB Ser. 308, Class S1, IO, 5.751s, 2043			4,228,000	958,065
Ser. 3632, Class CI, IO, 5s, 2038			350,284	27,347
Ser. 3626, Class DI, IO, 5s, 2037			158,670	4,746
Ser. 3747, Class HI, IO, 4 1/2s, 2037			626,254	73,339
Ser. 3751, Class MI, IO, 4s, 2034			451,017	7,789
Ser. 4245, Class AS, IO, 3 1/2s, 2043(FWC)			5,238,000	1,145,813
Ser. BC-4604, Class SA, IO, 3 1/2s, 2043(FWC)			6,410,000	1,378,150
Ser. 4158, Class TI, IO, 3s, 2042			9,873,826	1,394,678
Ser. 4165, Class TI, IO, 3s, 2042			13,736,178	1,912,076
Ser. T-8, Class A9, IO, 0.468s, 2028			510,227	5,421
Ser. T-59, Class 1AX, IO, 0.275s, 2043			1,182,402	14,919
Ser. T-48, Class A2, IO, 0.212s, 2033			1,739,357	17,190
Ser. 4077, Class TO, PO, zero %, 2041			1,842,860	1,440,527
Ser. 3835, Class FO, PO, zero %, 2041			24,036,764	19,400,793
FRB Ser. T-54, Class 2A, IO, zero %, 2043			706,388	110

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.84s, 2031			1,271,857	1,596,528
IFB Ser. 05-74, Class NK, 26.55s, 2035			130,971	215,105
IFB Ser. 07-53, Class SP, 23.503s, 2037			399,327	579,921
IFB Ser. 05-75, Class GS, 19.68s, 2035			392,787	534,166
IFB Ser. 11-4, Class CS, 12.52s, 2040			3,420,464	4,033,246
IFB Ser. 12-3, Class SD, IO, 6.32s, 2042			4,713,561	866,918
IFB Ser. 404, Class S13, IO, 6.21s, 2040			590,895	103,055
IFB Ser. 10-35, Class SG, IO, 6.21s, 2040			9,887,428	1,651,497
IFB Ser. 13-13, Class SA, IO, 5.96s, 2043			14,334,991	3,468,351
Ser. 397, Class 2, IO, 5s, 2039			426,918	71,107
Ser. 398, Class C5, IO, 5s, 2039			691,228	93,454
Ser. 13-44, Class PI, IO, 4s, 2043			5,884,425	992,077
Ser. 12-124, Class UI, IO, 4s, 2042			5,098,055	928,356
Ser. 406, Class 2, IO, 4s, 2041			1,239,512	233,400
Ser. 406, Class 1, IO, 4s, 2041			804,506	155,270
Ser. 04-10, 4s, 2040(FWC)			178,293	189,352
Ser. 417, Class C19, IO, 3 1/2s, 2033			13,394,281	2,066,470
Ser. 13-6, Class BI, IO, 3s, 2042			5,122,176	588,026
Ser. 13-35, Class IP, IO, 3s, 2042(F)			6,032,909	744,322
Ser. 03-W10, Class 1, IO, 1.252s, 2043			458,210	16,950
Ser. 98-W2, Class X, IO, 0.86s, 2028			3,283,937	190,879
Ser. 98-W5, Class X, IO, 0.809s, 2028			948,225	42,670
Ser. 03-W1, Class 2A, IO, zero %, 2042			1,489,844	116
Ser. 07-44, Class CO, PO, zero %, 2037			111,051	94,719

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.681s, 2041			9,826,774	14,582,441
IFB Ser. 10-158, Class SD, 14.425s, 2040			2,479,000	3,038,262
IFB Ser. 11-70, Class WS, 9.317s, 2040			10,522,271	10,331,713
IFB Ser. 11-72, Class SE, 7.151s, 2041			7,375,000	6,858,647
IFB Ser. 11-56, Class MS, 6.884s, 2041			2,115,678	2,185,897
IFB Ser. 11-61, Class CS, IO, 6.488s, 2035			13,889,927	2,083,503
IFB Ser. 13-91, Class SP, IO, 6.108s, 2042			5,086,871	988,786
IFB Ser. 10-20, Class SE, IO, 6.058s, 2040			5,302,436	872,251
IFB Ser. 13-87, Class SA, IO, 6.008s, 2043			7,667,242	1,264,582
IFB Ser. 10-120, Class SB, IO, 6.008s, 2035			1,239,482	118,172
IFB Ser. 10-20, Class SC, IO, 5.958s, 2040			386,724	65,453
IFB Ser. 11-70, Class SN, IO, 5.708s, 2041			11,996,000	2,993,002
IFB Ser. 11-70, Class SH, IO, 5.698s, 2041			15,001,000	3,732,999
IFB Ser. 10-15, Class AS, IO, 5.568s, 2040			13,556,508	1,961,627
IFB Ser. 10-42, Class DS, IO, 5.508s, 2040			6,100,708	930,364
IFB Ser. 10-37, Class SG, IO, 5.508s, 2040			6,787,714	1,051,010
Ser. 13-3, Class IT, IO, 5s, 2043			13,146,733	2,633,829
Ser. 13-24, Class IK, IO, 4 1/2s, 2043			9,712,873	1,953,744
Ser. 12-129, Class IO, IO, 4 1/2s, 2042			8,783,225	1,861,165
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			807,721	136,909
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			10,381,535	1,310,669
Ser. 12-47, Class CI, IO, 4s, 2042			3,187,920	575,705
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			9,508,062	1,609,049
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			8,475,555	1,293,709
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			4,899,040	784,826
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			4,532,579	809,700
Ser. 11-70, PO, zero %, 2041			15,866,728	12,328,765
Ser. 10-151, Class KO, PO, zero %, 2037			2,720,386	2,340,919

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.682s, 2027			252,570	1,894
Ser. 98-3, IO, 0.175s, 2027			155,190	2,279
Ser. 98-2, IO, 0.08s, 2027			133,654	961
Ser. 98-4, IO, zero %, 2026			199,013	4,898

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 5.985s, 2045			1,549,092	271,091

				153,839,954
Commercial mortgage-backed securities (14.6%)

Banc of America Commercial Mortgage Trust
Ser. 04-3, Class D, 5.611s, 2039			2,832,319	2,892,931
Ser. 06-5, Class A2, 5.317s, 2047			6,349,370	6,413,956
Ser. 06-6, Class A2, 5.309s, 2045			1,256,155	1,263,235
FRB Ser. 05-5, Class B, 5.229s, 2045			2,825,000	2,891,670
Ser. 07-1, Class XW, IO, 0.323s, 2049			6,151,450	53,075

Banc of America Commercial Mortgage Trust 144A
Ser. 04-4, Class XC, IO, 0.857s, 2042			5,610,167	34,626
Ser. 02-PB2, Class XC, IO, 0.407s, 2035			5,219,967	2,782

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A2, 5.56s, 2049			188,933	190,203
Ser. 04-4, Class D, 5.073s, 2042			1,827,000	1,854,976

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 5.959s, 2042			2,790,000	3,026,508
FRB Ser. 06-PW11, Class AJ, 5.435s, 2039			1,995,000	2,076,359
Ser. 05-PWR9, Class C, 5.055s, 2042			959,000	888,034
Ser. 05-PWR9, Class AJ, 4.985s, 2042			2,245,000	2,295,288

Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 06-PW11, Class B, 5.435s, 2039			1,244,000	1,231,436
Ser. 07-PW15, Class X2, IO, 0.391s, 2044			245,693,484	491,387

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class AJ, 5.748s, 2049			3,462,000	3,598,531

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class D, 4.878s, 2045			5,243,000	4,590,247

Commercial Mortgage Trust Ser. 07-C9, Class AJ, 5.65s, 2049			2,201,000	2,295,423

Commercial Mortgage Trust 144A
Pass-Through Cerficiates, FRB Ser. 05-LP5, Class E, 5.187s, 2043			3,496,000	3,519,144
FRB Ser. 12-CR5, Class E, 4.335s, 2045			1,063,000	892,692
FRB Ser. 13-CR6, Class D, 4.177s, 2046			713,000	636,073
FRB Ser. 07-C9, Class AJFL, 0.883s, 2049			3,339,000	2,921,625

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.762s, 2039			2,191,775	2,199,084

CS First Boston Mortgage Securities Corp. Ser. 03-CPN1, Class E, 4.891s, 2035			1,849,000	1,849,000

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			1,700,934	1,871,027
Ser. 03-C3, Class AX, IO, 1.301s, 2038			4,573,393	46

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.444s, 2044			1,367,000	1,313,978

DLJ Commercial Mortgage Corp. 144A FRB Ser. 98-CG1, Class B4, 7.169s, 2031			177,970	177,914

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035			2,644,000	2,710,100

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033			1,279,166	1,279,166

GE Commercial Mortgage Corporation Trust FRB Ser. 05-C1, Class B, 4.846s, 2048			1,295,000	1,329,597

GE Commercial Mortgage Corporation Trust 144A FRB Ser. 04-C1, Class G, 5.157s, 2038			2,606,000	2,643,266

GMAC Commercial Mortgage Securities, Inc. 144A FRB Ser. 03-C2, Class F, 5.475s, 2040			1,472,000	1,472,000

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class B, 4.894s, 2042			911,000	933,502

Greenwich Capital Commercial Funding Corp. 144A FRB Ser. 03-C1, Class J, 5.363s, 2035			2,300,000	2,300,000

GS Mortgage Securities Trust
FRB Ser. 04-GG2, Class D, 5.545s, 2038			883,000	889,071
Ser. 05-GG4, Class B, 4.841s, 2039			3,310,000	3,200,439
FRB Ser. 12-GCJ9, Class XA, IO, 2.399s, 2045			9,880,507	1,373,329

GS Mortgage Securities Trust 144A FRB Ser. GC10, Class D, 4.285s, 2046			2,203,000	1,839,946

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.071s, 2051			2,602,000	2,654,560
FRB Ser. 04-CB9, Class B, 5.647s, 2041			2,354,000	2,414,969
Ser. 07-LDPX, Class A3S, 5.317s, 2049			4,595,000	4,616,121
Ser. 02-C3, Class D, 5.314s, 2035			544,608	544,009
FRB Ser. 04-CBX, Class B, 5.021s, 2037			807,000	799,300
FRB Ser. 13-C10, Class D, 4.161s, 2047			1,053,000	853,679

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 07-CB20, Class B, 6.171s, 2051			1,338,000	1,303,763
FRB Ser. 07-CB20, Class C, 6.171s, 2051			926,000	856,226
FRB Ser. 01-C1, Class H, 5.626s, 2035			2,038,921	2,038,105
FRB Ser. 11-C3, Class E, 5.541s, 2046			918,000	932,963
FRB Ser. 11-C5, Class D, 5.314s, 2046			1,988,000	1,955,596
FRB Ser. 12-CBX, Class E, 5.188s, 2045			1,020,000	912,557
FRB Ser. 12-LC9, Class E, 4.428s, 2047			400,000	334,076

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A3, 5.933s, 2040			5,600,000	5,639,977
Ser. 05-C7, Class A2, 5.103s, 2030			8,738	8,738
Ser. 07-C2, Class XW, IO, 0.498s, 2040			4,602,131	89,806

Merrill Lynch Mortgage Trust 144A Ser. 05-MCP1, Class XC, IO, 0.592s, 2043			150,480,418	1,414,817

Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			2,598,000	2,540,065

Morgan Stanley Capital I Trust FRB Ser. 07-T27, Class AJ, 5.647s, 2042			1,195,000	1,297,053

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.263s, 2043			843,571	864,129

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C34, Class AJ, 5.972s, 2046			244,000	240,340
Ser. 05-C17, Class D, 5.396s, 2042			3,960,000	3,888,324
Ser. 06-C29, Class AM, 5.339s, 2048			3,520,000	3,860,271
FRB Ser. 05-C20, Class B, 5.244s, 2042			2,521,000	2,615,341
Ser. 06-C29, IO, 3/8s, 2048			157,402,022	1,918,731

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 03-C6, Class J, 5.205s, 2035			2,726,000	2,726,545

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.248s, 2044			2,602,000	2,442,939
FRB Ser. 12-C10, Class D, 4.461s, 2045			2,230,000	1,871,339
FRB Ser. 13-C11, Class D, 4.185s, 2045			1,039,000	862,532

				123,938,537
Residential mortgage-backed securities (non-agency) (4.5%)

Banc of America Funding Corp. FRB Ser. 06-G, Class 2A5, 0.472s, 2036			3,007,830	2,609,292

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036			972,506	573,779
Ser. 12-RR10, Class 8A2, 4s, 2036			2,022,605	1,992,266
FRB Ser. 12-RR10, Class 9A2, 2.673s, 2035			300,000	246,000

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR12, Class 1A3, 12.395s, 2037			1,745,248	1,108,233
FRB Ser. 13-RR2, Class 3A2, 8.735s, 2036			2,050,000	1,896,250
Ser. 12-RR12, Class 1A2, 4s, 2037			1,134,249	1,120,071
Ser. 12-RR11, Class 11A2, 2.6s, 2036			3,571,040	2,499,728
Ser. 09-RR7, Class 1A7, IO, 1.781s, 2046			41,874,950	1,400,194
Ser. 09-RR7, Class 2A7, IO, 1.591s, 2047			75,000,066	3,045,003

GSR Mortgage Loan Trust FRB Ser. 05-AR6, Class 1A1, 2.68s, 2035			3,891,229	3,949,598

IndyMac Index Mortgage Loan Trust FRB Ser. 06-AR8, Class A3A, 0.42s, 2046			4,849,802	3,443,359

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A5, Class A3, 2.481s, 2035(F)			2,800,000	2,548,000

WAMU Mortgage Pass-Through Certificates
Ser. 05-AR11, Class X, IO, PO, 1.512s, 2045			15,354,337	672,520
Ser. 05-AR19, Class X, IO, PO, 1 1/2s, 2045			24,245,329	1,226,814
FRB Ser. 06-AR1, Class 2A1B, 1.232s, 2046			1,875,042	1,538,659
FRB Ser. 05-AR13, Class A1C3, 0.68s, 2045			2,132,112	1,663,047
FRB Ser. 2004-AR13, Class A1B2, 0.678s, 2034			3,214,445	2,764,422
FRB Ser. 05-AR17, Class A1C4, 0.59s, 2045			5,215,484	2,790,284
FRB Ser. 05-AR1, Class A1B, 0.58s, 2045			1,283,184	1,048,987

				38,136,506

Total mortgage-backed securities (cost $307,130,190)				$315,914,997

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (15.0%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.7%)

Government National Mortgage Association Pass-Through Certificates 4s, TBA, September 1, 2043			$6,000,000	$6,247,265

				6,247,265
U.S. Government Agency Mortgage Obligations (14.3%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4s, with due dates from August 1, 2042 to June 1, 2043			4,523,993	4,657,768
3 1/2s, with due dates from September 1, 2042 to April 1, 2043			2,931,932	2,953,698

Federal National Mortgage Association Pass-Through Certificates
4s, July 1, 2042			18,742,041	19,308,696
4s, TBA, September 1, 2043			25,000,000	25,885,743
4s, TBA, August 1, 2043			25,000,000	25,962,890
3 1/2s, with due dates from November 1, 2042 to May 1, 2043			22,831,015	22,852,857
3 1/2s, TBA, August 1, 2043			8,000,000	8,063,125
3s, TBA, August 1, 2043			12,000,000	11,633,437

				121,318,214

Total U.S. government and agency mortgage obligations (cost $129,553,398)				$127,565,479

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 2 5/8s, November 15, 2020			$371,000	$385,312

Total U.S. treasury obligations (cost $352,643)				$385,312

CORPORATE BONDS AND NOTES (14.1%)(a)
			Principal amount	Value

Basic materials (0.8%)

Ashland, Inc. 144A sr. unsec. unsub. notes 3s, 2016			$1,500,000	$1,518,750

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			950,000	997,500

LyondellBasell Industries NV sr. unsec. notes 6s, 2021			1,535,000	1,757,185

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			1,985,000	2,588,773

US Coatings Acquisition, Inc./Flash Dutch 2 BV 144A company guaranty sr. notes 5 3/4s, 2021 (Netherlands)		EUR	100,000	133,668

				6,995,876
Capital goods (1.0%)

Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)			$2,000,000	2,075,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			1,000,000	1,103,750

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			2,425,000	2,540,188

Schaeffler Holding Finance BV 144A sr. notes 6 7/8s, 2018 (Netherlands)(PIK)		EUR	220,000	297,799

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018			$2,500,000	2,518,213

				8,534,950
Communication services (1.6%)

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2015			2,205,000	2,388,169

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			840,000	808,500

DISH DBS Corp. company guaranty notes 7 1/8s, 2016			977,000	1,069,815

DISH DBS Corp. 144A sr. unsec. notes 4 1/4s, 2018			1,500,000	1,473,750

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			210,000	221,025

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s, 2018 (Luxembourg)			465,000	485,925

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016 (Mexico)			1,270,000	1,273,175

SBA Tower Trust 144A company guaranty mtge. notes 4.254s, 2015			2,900,000	2,998,435

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			1,500,000	1,593,750

Time Warner Cable, Inc. sr. unsec. FRN notes 8 3/4s, 2019			425,000	503,554

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			1,000,000	1,117,500

				13,933,598
Consumer cyclicals (1.2%)

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			2,560,000	2,908,800

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			149,000	154,867

Ford Motor Credit Co., LLC sr. unsec. notes 12s, 2015			1,250,000	1,470,825

General Motors Financial Co., Inc. 144A sr. unsec. notes 2 3/4s, 2016			1,500,000	1,494,375

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			596,000	651,462

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			279,000	290,619

Meritage Homes Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2018			1,500,000	1,500,000

Owens Corning company guaranty sr. unsec. notes 9s, 2019			253,000	310,558

Viacom, Inc. sr. unsec. notes 4 3/8s, 2014			1,571,000	1,633,548

				10,415,054
Consumer staples (1.2%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2014			2,775,000	2,940,484

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			2,105,000	2,394,438

Costco Wholesale Corp. sr. unsec. unsub. notes 0.65s, 2015			2,180,000	2,179,549

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			365,000	403,325

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			1,000,000	1,037,585

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			865,000	830,400

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014 (Brazil)			500,000	531,400

				10,317,181
Energy (1.6%)

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			935,000	1,035,513

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 3 1/4s, 2016			1,000,000	997,500

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			1,000,000	1,055,710

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			95,000	99,750

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			180,000	222,551

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			448,000	499,520

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			5,000,000	5,158,610

Petroleos de Venezuela SA company guaranty sr. unsec. notes 8s, 2013 (Venezuela)			1,775,000	1,775,000

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5/8s, 2015 (Netherlands)			875,000	875,076

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			2,000,000	2,115,000

				13,834,230
Financials (3.7%)

Air Lease Corp. sr. unsec. notes 4 1/2s, 2016			1,000,000	1,017,500

Ally Financial, Inc. sr. unsec. notes 3 1/2s, 2016			1,500,000	1,505,625

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			1,500,000	1,469,508

CIT Group, Inc. 144A sr. unsec. notes 4 3/4s, 2015			1,500,000	1,548,750

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			1,150,000	1,194,563

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)			4,575,000	4,800,383

International Lease Finance Corp. sr. unsec. unsub. notes 3 7/8s, 2018			875,000	853,125

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)			2,940,000	3,187,989

New York Life Global Funding 144A notes 3s, 2015			4,560,000	4,745,122

Principal Life Global Funding II 144A notes 1s, 2015			1,740,000	1,741,964

Prudential Covered Trust 2012-1 144A company guaranty mtge. notes 2.997s, 2015			1,687,500	1,745,204

Royal Bank of Scotland PLC (The) sr. unsec. sub. notes 4.7s, 2018 (United Kingdom)			3,880,000	3,834,173

Simon Property Group LP sr. unsec. unsub. notes 4.2s, 2015(R)			300,000	312,963

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. REGS, 6 1/4s, 2035 (Russia)			500,000	528,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,000,000	1,072,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			1,850,000	1,956,375

				31,514,494
Health care (0.6%)

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			500,000	510,000

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	510,000	723,550

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			$900,000	999,000

HCA, Inc. company guaranty sr. notes 7 7/8s, 2020			805,000	873,928

HCA, Inc. sr. notes 6 1/2s, 2020			612,000	673,200

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			630,000	658,350

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			665,000	713,213

				5,151,241
Technology (—%)

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015			120,000	125,484

				125,484
Transportation (0.8%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	888,000	993,117

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2019			$925,751	978,982

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			807,918	840,235

Federal Express Corp. 2012 Pass Through Trust 144A notes 2 5/8s, 2018			3,634,178	3,668,760

				6,481,094
Utilities and power (1.6%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			1,005,000	1,165,800

Ameren Corp. sr. unsec. notes 8 7/8s, 2014			1,760,000	1,865,950

El Paso Corp. sr. unsec. notes 7s, 2017			1,140,000	1,270,171

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			905,000	871,063

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018			3,140,000	3,040,283

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			3,816,000	5,037,661

				13,250,928

Total corporate bonds and notes (cost $117,020,173)				$120,554,130

SENIOR LOANS (9.5%)(a)(c)
			Principal amount	Value

Basic materials (0.7%)

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)			$493,794	$497,497

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)			256,206	258,128

Fortescue Metals Group, Ltd. bank term loan FRN Class B, 5 1/4s, 2017 (Australia)			416,850	419,768

Ineos US Finance, LLC bank term loan FRN 4s, 2018			998,762	996,444

MacDermid, Inc. bank term loan FRN 4s, 2020			1,000,000	1,005,000

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			1,436,925	1,422,556

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020			1,500,000	1,516,172

				6,115,565
Capital goods (0.9%)

Allison Transmission, Inc. bank term loan FRN Class B3, 4 1/4s, 2019			1,485,028	1,496,522

Beechcraft Holdings, LLC bank term loan FRN Ser. B, 5 3/4s, 2020			500,000	501,875

Gardner Denver, Inc. bank term loan FRN 4 1/4s, 2020			715,000	717,185

Generac Holdings, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020			750,000	749,063

Reynolds Group Holdings, Inc. bank term loan FRN Class B, 4 3/4s, 2018			595,500	601,753

Silver II Borrower SCA bank term loan FRN 4s, 2019 (Luxembourg)			497,500	496,874

SRAM, LLC bank term loan FRN Ser. B, 4.025s, 2020			1,220,651	1,216,074

TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020			500,000	502,359

WESCO International, Inc. bank term loan FRN 4 1/2s, 2019			995,000	1,000,685

				7,282,390
Communication services (1.2%)

Asurion, LLC bank term loan FRN Ser. B1, 4 1/2s, 2019			1,575,933	1,574,808

Charter Communications Operating, LLC bank term loan FRN Ser. E, 3s, 2020			1,500,000	1,493,813

Cricket Communications, Inc. bank term loan FRN Ser. C, 4 3/4s, 2020			1,500,000	1,508,438

Crown Castle Operating Co. bank term loan FRN Ser. B, 3 1/4s, 2019			985,031	985,305

Intelsat Jackson Holdings SA bank term loan FRN 4 1/4s, 2018 (Bermuda)			1,469,527	1,479,630

Level 3 Financing, Inc. bank term loan FRN Class B2, 4 3/4s, 2019			1,000,000	1,006,033

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 3/4s, 2018			180,529	180,529

Virgin Media Investment Holdings, Ltd. bank term loan FRN Ser. B, 3 1/2s, 2020 (United Kingdom)			1,500,000	1,497,084

Windstream Corp. bank term loan FRN Ser. B3, 4s, 2019			247,500	248,892

Zayo Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2019			660,000	664,435

				10,638,967
Consumer cyclicals (2.5%)

Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018			957,763	963,749

Affinion Group, Inc. bank term loan FRN 6 1/2s, 2016			972,404	935,264

American Casino & Entertainment Properties, LLC bank term loan FRN 6s, 2020			850,000	848,938

Aot Bedding Super Holdings, LLC bank term loan FRN 5s, 2019			189,050	190,434

Boyd Gaming Corp. bank term loan FRN Ser. A, 3.66s, 2015			1,312,500	1,311,844

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			217,635	218,614

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.443s, 2018			597,033	528,481

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			860,427	867,956

Chrysler Group, LLC bank term loan FRN Ser. B, 4 1/4s, 2017			332,486	337,530

Cumulus Media Holdings, Inc. bank term loan FRN 4 1/2s, 2018			755,826	762,054

Gateway Casinos & Entertainment, Inc. bank term loan FRN Ser. B1, 6s, 2016		CAD	2,052,348	1,990,703

Interactive Data Corp. bank term loan FRN Ser. B, 3 3/4s, 2018			$685,009	686,071

J. Crew Group, Inc. bank term loan FRN Ser. B, 4s, 2018			977,500	982,795

J.C. Penney Corp., Inc. bank term loan FRN 6s, 2018			963,000	969,019

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018			1,199,371	1,200,121

Michaels Stores, Inc. bank term loan FRN Ser. B, 3 3/4s, 2020			897,750	900,315

Neiman Marcus Group, Inc. (The) bank term loan FRN 4s, 2018			1,280,000	1,282,400

Nortek, Inc. bank term loan FRN Class B, 5 1/4s, 2017			83,902	84,322

Peninsula Gaming, LLC bank term loan FRN Ser. B, 4 1/4s, 2017			995,000	999,442

PETCO Animal Supplies, Inc. bank term loan FRN 4s, 2017			975,000	979,571

Realogy Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2020			1,496,250	1,508,407

Roofing Supply Group, LLC bank term loan FRN Class B, 5s, 2019			992,500	994,981

Tribune Co. bank term loan FRN Ser. B, 4s, 2019			711,425	714,626

Univision Communications, Inc. bank term loan FRN Ser. C1, 4 1/2s, 2020			997,500	1,002,020

				21,259,657
Consumer staples (1.0%)

Del Monte Corp. bank term loan FRN Ser. B, 4s, 2018			446,302	446,302

DineEquity, Inc. bank term loan FRN Ser. B2, 3 3/4s, 2017			243,660	245,386

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			860,000	867,525

Landry's, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			1,486,776	1,502,759

Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp. bank term loan FRN Ser. G, 3 1/4s, 2020			997,500	996,877

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2017			1,250,000	1,261,979

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			1,000,000	1,006,250

Sprouts Farmers Market, LLC bank term loan FRN 4 1/2s, 2020			1,000,000	998,750

US Foods, Inc. bank term loan FRN 4 1/2s, 2019			1,000,000	1,000,750

				8,326,578
Energy (0.5%)

EP Energy, LLC bank term loan FRN Ser. B3, 3 1/2s, 2018			1,285,000	1,283,661

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			411,115	409,353

MEG Energy Corp. bank term loan FRN Ser. B, 3 3/4s, 2020 (Canada)			1,457,355	1,464,187

Vantage Drilling Co. bank term loan FRN Class B, 6 1/4s, 2017			1,280,125	1,286,526

				4,443,727
Financials (0.5%)

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)			352,521	353,622

Nuveen Investments, Inc. bank term loan FRN 4.195s, 2017			1,500,000	1,501,125

USI Insurance Services, LLC bank term loan FRN Ser. B, 5 1/4s, 2019			1,492,500	1,503,694

Walter Investment Management Corp. bank term loan FRN 5 3/4s, 2017			487,342	490,910

				3,849,351
Health care (1.4%)

Capsugel Holdings US, Inc. bank term loan FRN Class B, 4.342s, 2018			921,143	924,597

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			483,497	485,310

HCA, Inc. bank term loan FRN Ser. B4, 2.945s, 2018			1,000,000	1,002,917

Health Management Associates, Inc. bank term loan FRN Ser. B, 3 1/2s, 2018			1,492,365	1,494,464

Hologic, Inc. bank term loan FRN Class B, 4 1/2s, 2019			1,113,750	1,117,050

Iasis Healthcare, LLC / Iasis Capital Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			982,912	989,056

Kinetic Concepts, Inc. bank term loan FRN Ser. D1, 4 1/2s, 2018			898,207	907,189

Multiplan, Inc. bank term loan FRN Ser. B, 4s, 2017			759,519	763,317

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4 1/4s, 2019			372,192	372,724

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018			1,063,854	1,070,355

Quintiles Transnational Corp. bank term loan FRN Ser. B2, 4 1/2s, 2018			981,744	990,334

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. C1, 3 1/2s, 2019			746,250	752,774

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. D1, 3 1/2s, 2019			746,250	752,772

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 4 1/2s, 2020			600,000	607,500

				12,230,359
Technology (0.2%)

Epicor Software Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			842,677	846,891

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 5s, 2019			980,100	984,082

				1,830,973
Transportation (0.2%)

Livingston International, Inc. bank term loan FRN 5s, 2019 (Canada)			1,500,000	1,494,375

				1,494,375
Utilities and power (0.4%)

AES Corp. (VA) bank term loan FRN Ser. B, 3 3/4s, 2018			995,000	1,005,660

Calpine Construction Finance Co., LP bank term loan FRN Ser. B, 3s, 2020			600,000	594,825

Energy Transfer Equity L.P. bank term loan FRN Ser. B, 3 3/4s, 2017			578,250	582,667

NRG Energy, Inc. bank term loan FRN Ser. B, 3s, 2018			1,496,250	1,493,211

				3,676,363

Total senior loans (cost $80,760,229)				$81,148,305

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (5.2%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$2,810,000	$2,367,425

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013 (Argentina)			1,175,000	1,207,313

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			9,520,000	8,925,000

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			1,710,000	1,824,006

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			350,000	373,625

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			960,000	1,015,392

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2042 (Greece)(STP)		EUR	255,500	144,558

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2041 (Greece)(STP)		EUR	185,500	104,267

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2040 (Greece)(STP)		EUR	255,500	143,399

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2039 (Greece)(STP)		EUR	405,500	228,163

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2038 (Greece)(STP)		EUR	1,445,500	811,899

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2037 (Greece)(STP)		EUR	335,500	188,312

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2036 (Greece)(STP)		EUR	665,500	376,370

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2035 (Greece)(STP)		EUR	915,500	519,815

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2034 (Greece)(STP)		EUR	555,500	317,116

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2033 (Greece)(STP)		EUR	255,500	146,149

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2032 (Greece)(STP)		EUR	585,500	337,864

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2031 (Greece)(STP)		EUR	115,500	66,725

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2030 (Greece)(STP)		EUR	1,645,500	965,914

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2029 (Greece)(STP)		EUR	185,500	111,236

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2028 (Greece)(STP)		EUR	915,500	566,498

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2027 (Greece)(STP)		EUR	185,500	117,667

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2026 (Greece)(STP)		EUR	785,500	509,077

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2025 (Greece)(STP)		EUR	2,645,500	1,778,479

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)		EUR	245,500	172,876

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023 (Greece)(STP)		EUR	1,135,500	838,027

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			$1,690,000	1,493,808

Ireland (Republic of) unsec. bonds 5 1/2s, 2017 (Ireland)		EUR	2,365,000	3,504,009

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)			$2,000,000	2,128,054

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			815,000	874,088

Portugal (Republic of) sr. unsec. unsub. bonds 4.35s, 2017 (Portugal)		EUR	755,000	954,676

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			$450,000	463,500

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			316,625	371,433

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017 (Spain)		EUR	755,000	1,092,341

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			$935,000	934,690

United Mexican States unsec. bonds Ser. M20, 10s, 2024 (Mexico)		MXN	37,290,000	3,917,410

United Mexican States unsec. bonds Ser. M, 6 1/2s, 2022 (Mexico)		MXN	52,827,000	4,264,459

Total foreign government and agency bonds and notes (cost $45,886,842)				$44,155,640

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(2.90)/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.90		$64,815,240	$289,724

2.70/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.70		64,815,240	243,057

Credit Suisse International

(2.885)/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.885		64,815,240	335,744

2.685/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.685		64,815,240	227,501

Total purchased swap options outstanding (cost $1,899,216)				$1,096,026

SHORT-TERM INVESTMENTS (28.2%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.02%(AFF)			124,129,272	$124,129,272

SSgA Prime Money Market Fund 0.02%(P)			6,330,000	6,330,000

U.S. Treasury Bills with an effective yield of 0.17%, October 17, 2013(SEG)(SEGSF)(SEGCCS)			$34,430,000	34,428,175

U.S. Treasury Bills with an effective yield of 0.13%, September 19, 2013			18,000,000	17,996,876

U.S. Treasury Bills with an effective yield of 0.12%, December 12, 2013(SEG)(SEGSF)(SEGCCS)			7,500,000	7,498,755

U.S. Treasury Bills with effective yields ranging from 0.15% to 0.18%, August 22, 2013			50,000,000	49,995,115

Total short-term investments (cost $240,364,912)				$240,378,193

TOTAL INVESTMENTS

Total investments (cost $922,967,603)(b)				$931,198,082

FORWARD CURRENCY CONTRACTS at 7/31/13 (aggregate face value $505,923,631) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/13	$4,582,343	$4,677,664	$(95,321)
	Australian Dollar	Sell	10/18/13	4,582,343	4,619,608	37,265
	British Pound	Buy	9/18/13	102,348	102,279	69
	British Pound	Sell	9/18/13	102,348	103,155	807
	Euro	Buy	9/18/13	43,110	42,425	685
	Euro	Sell	9/18/13	43,110	42,144	(966)
	Japanese Yen	Buy	8/22/13	4,410,807	4,317,884	92,923
	Japanese Yen	Sell	8/22/13	4,410,807	4,406,123	(4,684)
	Singapore Dollar	Sell	8/22/13	3,733,383	3,754,132	20,749
	South Korean Won	Buy	8/22/13	1,835,848	1,826,566	9,282
	South Korean Won	Sell	8/22/13	1,835,848	1,807,416	(28,432)
	Swiss Franc	Buy	9/18/13	1,354,427	1,362,527	(8,100)
	Swiss Franc	Sell	9/18/13	1,354,427	1,324,946	(29,481)
Barclays Bank PLC
	Australian Dollar	Buy	10/18/13	6,274,598	6,341,888	(67,290)
	Australian Dollar	Sell	10/18/13	6,274,598	6,398,277	123,679
	British Pound	Sell	9/18/13	1,914,948	1,940,765	25,817
	Canadian Dollar	Sell	10/18/13	3,613,065	3,549,582	(63,483)
	Euro	Buy	9/18/13	8,388,529	8,307,284	81,245
	Euro	Sell	9/18/13	8,388,529	8,337,463	(51,066)
	Indonesian Rupiah	Sell	8/22/13	581,511	530,225	(51,286)
	Japanese Yen	Sell	8/22/13	2,682,624	2,623,570	(59,054)
	Malaysian Ringgit	Buy	8/22/13	2,688,672	2,905,690	(217,018)
	Malaysian Ringgit	Sell	8/22/13	2,688,672	2,824,392	135,720
	Mexican Peso	Sell	10/18/13	1,696,070	1,679,085	(16,985)
	New Taiwan Dollar	Buy	8/22/13	785,285	799,416	(14,131)
	New Taiwan Dollar	Sell	8/22/13	785,285	791,537	6,252
	Norwegian Krone	Buy	9/18/13	6,829,394	6,773,010	56,384
	Polish Zloty	Buy	9/18/13	171,273	164,185	7,088
	Singapore Dollar	Sell	8/22/13	4,563,627	4,584,976	21,349
	Swedish Krona	Buy	9/18/13	3,107,930	3,121,235	(13,305)
	Swedish Krona	Sell	9/18/13	3,107,930	3,049,596	(58,334)
	Swiss Franc	Sell	9/18/13	2,590,058	2,537,871	(52,187)
Citibank, N.A.
	Australian Dollar	Buy	10/18/13	3,687,837	3,717,580	(29,743)
	Australian Dollar	Sell	10/18/13	3,687,837	3,784,059	96,222
	British Pound	Sell	9/18/13	976,332	983,353	7,021
	Canadian Dollar	Sell	10/18/13	3,677,105	3,614,179	(62,926)
	Euro	Sell	9/18/13	1,662,138	1,563,084	(99,054)
	Japanese Yen	Buy	8/22/13	6,168,813	6,050,969	117,844
	Japanese Yen	Sell	8/22/13	6,168,813	6,238,753	69,940
	Swedish Krona	Buy	9/18/13	250,486	248,718	1,768
	Swedish Krona	Sell	9/18/13	250,486	241,090	(9,396)
	Swiss Franc	Sell	9/18/13	4,204,020	4,105,428	(98,592)
	Thai Baht	Buy	8/22/13	1,900,709	2,024,418	(123,709)
	Thai Baht	Sell	8/22/13	1,900,709	1,963,950	63,241
	Turkish Lira	Buy	9/18/13	18,943	18,708	235
Credit Suisse International
	Australian Dollar	Buy	10/18/13	1,970,185	2,063,158	(92,973)
	British Pound	Sell	9/18/13	857,104	804,061	(53,043)
	Canadian Dollar	Sell	10/18/13	92,319	126,525	34,206
	Chinese Yuan (onshore)	Buy	8/22/13	2,952,182	2,920,274	31,908
	Chinese Yuan (onshore)	Sell	8/22/13	2,952,182	2,925,331	(26,851)
	Czech Koruna	Sell	9/18/13	1,210,457	1,203,943	(6,514)
	Euro	Buy	9/18/13	10,482,435	10,331,119	151,316
	Euro	Sell	9/18/13	10,482,435	10,347,991	(134,444)
	Indonesian Rupiah	Buy	8/22/13	599,555	629,830	(30,275)
	Indonesian Rupiah	Sell	8/22/13	599,555	619,702	20,147
	Japanese Yen	Sell	8/22/13	1,912,234	1,999,716	87,482
	Mexican Peso	Sell	10/18/13	492,452	487,506	(4,946)
	New Taiwan Dollar	Buy	8/22/13	614,261	620,887	(6,626)
	New Taiwan Dollar	Sell	8/22/13	614,261	618,696	4,435
	Norwegian Krone	Buy	9/18/13	3,047,084	3,112,237	(65,153)
	Norwegian Krone	Sell	9/18/13	3,047,084	2,997,374	(49,710)
	Philippine Peso	Buy	8/22/13	1,371,073	1,436,793	(65,720)
	Philippine Peso	Sell	8/22/13	1,371,073	1,407,610	36,537
	Polish Zloty	Buy	9/18/13	1,866,628	1,864,607	2,021
	Polish Zloty	Sell	9/18/13	1,866,628	1,837,558	(29,070)
	Swedish Krona	Sell	9/18/13	1,383,802	1,436,826	53,024
	Swiss Franc	Sell	9/18/13	4,716,606	4,688,204	(28,402)
	Turkish Lira	Buy	9/18/13	18,994	18,449	545
Deutsche Bank AG
	Australian Dollar	Buy	10/18/13	3,056,505	3,136,288	(79,783)
	Australian Dollar	Sell	10/18/13	3,056,505	3,081,361	24,856
	British Pound	Sell	9/18/13	2,147,473	2,223,562	76,089
	Canadian Dollar	Sell	10/18/13	1,849,485	1,808,438	(41,047)
	Euro	Buy	9/18/13	7,884,646	7,717,591	167,055
	Euro	Sell	9/18/13	7,884,646	7,761,118	(123,528)
	Japanese Yen	Sell	8/22/13	334,760	459,480	124,720
	Norwegian Krone	Buy	9/18/13	149,600	145,107	4,493
	Norwegian Krone	Sell	9/18/13	149,600	151,266	1,666
	Polish Zloty	Buy	9/18/13	769,107	749,901	19,206
	Polish Zloty	Sell	9/18/13	769,107	757,271	(11,836)
	Swedish Krona	Buy	9/18/13	1,021,392	983,168	38,224
	Swedish Krona	Sell	9/18/13	1,021,392	1,014,056	(7,336)
	Swiss Franc	Sell	9/18/13	4,237,963	4,036,697	(201,266)
Goldman Sachs International
	British Pound	Buy	9/18/13	408,630	412,027	(3,397)
	British Pound	Sell	9/18/13	408,630	408,357	(273)
	Canadian Dollar	Sell	10/18/13	2,104,868	2,099,458	(5,410)
	Euro	Buy	9/18/13	9,393,237	9,339,194	54,043
	Euro	Sell	9/18/13	9,393,237	9,276,619	(116,618)
	Japanese Yen	Sell	8/22/13	2,882,587	3,022,145	139,558
	Norwegian Krone	Buy	9/18/13	265,014	267,918	(2,904)
	Norwegian Krone	Sell	9/18/13	265,014	259,690	(5,324)
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/13	3,236,962	3,299,816	(62,854)
	Australian Dollar	Sell	10/18/13	3,236,962	3,278,707	41,745
	British Pound	Buy	9/18/13	1,428,760	1,433,160	(4,400)
	British Pound	Sell	9/18/13	1,428,760	1,440,319	11,559
	Canadian Dollar	Sell	10/18/13	1,660,474	1,623,746	(36,728)
	Chinese Yuan (offshore)	Sell	8/22/13	2,499,547	2,494,455	(5,092)
	Euro	Buy	9/18/13	4,914,964	4,892,624	22,340
	Euro	Sell	9/18/13	4,914,964	4,853,979	(60,985)
	Indian Rupee	Buy	8/22/13	1,133,391	1,273,418	(140,027)
	Indian Rupee	Sell	8/22/13	1,133,391	1,211,672	78,281
	Indonesian Rupiah	Sell	8/22/13	581,511	573,372	(8,139)
	Japanese Yen	Buy	8/22/13	4,803,444	4,695,884	107,560
	Japanese Yen	Sell	8/22/13	4,803,444	4,829,259	25,815
	Norwegian Krone	Buy	9/18/13	4,178,001	4,137,511	40,490
	Norwegian Krone	Sell	9/18/13	4,178,001	4,208,950	30,949
	Philippine Peso	Buy	8/22/13	1,004,382	1,062,309	(57,927)
	Philippine Peso	Sell	8/22/13	1,004,382	1,022,397	18,015
	Polish Zloty	Buy	9/18/13	618,798	617,144	1,654
	Polish Zloty	Sell	9/18/13	618,798	611,060	(7,738)
	Swedish Krona	Buy	9/18/13	2,083,581	2,104,448	(20,867)
	Swedish Krona	Sell	9/18/13	2,083,581	2,086,674	3,093
	Swiss Franc	Buy	9/18/13	691,698	695,823	(4,125)
	Swiss Franc	Sell	9/18/13	691,698	676,749	(14,949)
	Thai Baht	Buy	8/22/13	591,564	629,864	(38,300)
	Thai Baht	Sell	8/22/13	591,564	605,613	14,049
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/18/13	2,575,584	2,642,554	(66,970)
	Australian Dollar	Sell	10/18/13	2,575,584	2,611,874	36,290
	British Pound	Sell	9/18/13	4,312,588	4,307,528	(5,060)
	Canadian Dollar	Sell	10/18/13	3,809,461	3,777,195	(32,266)
	Chinese Yuan (onshore)	Buy	8/22/13	1,768,908	1,748,458	20,450
	Chinese Yuan (onshore)	Sell	8/22/13	1,768,908	1,753,085	(15,823)
	Czech Koruna	Sell	9/18/13	1,210,452	1,201,945	(8,507)
	Euro	Buy	9/18/13	7,287,755	7,244,116	43,639
	Euro	Sell	9/18/13	7,287,755	7,190,506	(97,249)
	Japanese Yen	Buy	8/22/13	5,511,892	5,418,276	93,616
	Japanese Yen	Sell	8/22/13	5,511,892	5,578,463	66,571
	Malaysian Ringgit	Buy	8/22/13	2,311,381	2,451,102	(139,721)
	Malaysian Ringgit	Sell	8/22/13	2,311,381	2,427,178	115,797
	Mexican Peso	Sell	10/18/13	448,096	437,933	(10,163)
	New Taiwan Dollar	Buy	8/22/13	924,955	941,993	(17,038)
	New Taiwan Dollar	Sell	8/22/13	924,955	932,926	7,971
	Norwegian Krone	Buy	9/18/13	3,777,007	3,701,848	75,159
	Norwegian Krone	Sell	9/18/13	3,777,007	3,670,899	(106,108)
	Polish Zloty	Buy	9/18/13	122,325	120,159	2,166
	Russian Ruble	Buy	9/18/13	601,212	608,402	(7,190)
	Russian Ruble	Sell	9/18/13	601,212	600,492	(720)
	Singapore Dollar	Sell	8/22/13	4,563,470	4,569,290	5,820
	South Korean Won	Buy	8/22/13	1,854,073	1,843,860	10,213
	South Korean Won	Sell	8/22/13	1,854,073	1,826,383	(27,690)
	Swedish Krona	Sell	9/18/13	638,246	634,505	(3,741)
	Swiss Franc	Sell	9/18/13	2,360,357	2,343,879	(16,478)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/18/13	2,015,165	2,063,913	(48,748)
	Australian Dollar	Sell	10/18/13	2,015,165	2,031,384	16,219
	British Pound	Sell	9/18/13	4,197,010	4,232,413	35,403
	Euro	Buy	9/18/13	2,130,230	2,121,917	8,313
	Euro	Sell	9/18/13	2,130,230	2,103,778	(26,452)
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/18/13	2,105,304	2,154,510	49,206
	British Pound	Sell	9/18/13	3,564,675	3,603,691	39,016
	Canadian Dollar	Sell	10/18/13	265,392	256,619	(8,773)
	Czech Koruna	Sell	9/18/13	1,210,452	1,202,190	(8,262)
	Euro	Buy	9/18/13	5,382,124	5,353,608	28,516
	Euro	Sell	9/18/13	5,382,124	5,297,840	(84,284)
	Israeli Shekel	Sell	10/18/13	170,856	166,912	(3,944)
	Japanese Yen	Sell	8/22/13	1,890,353	1,972,754	82,401
	Mexican Peso	Sell	10/18/13	449,418	444,939	(4,479)
	Norwegian Krone	Buy	9/18/13	2,708,803	2,689,063	19,740
	Norwegian Krone	Sell	9/18/13	2,708,803	2,738,548	29,745
	Polish Zloty	Buy	9/18/13	631,496	618,586	12,910
	Polish Zloty	Sell	9/18/13	631,496	619,802	(11,694)
	Singapore Dollar	Sell	8/22/13	4,870,041	4,879,940	9,899
	South Korean Won	Buy	8/22/13	1,233,073	1,209,807	23,266
	South Korean Won	Sell	8/22/13	1,233,073	1,193,668	(39,405)
	Swedish Krona	Buy	9/18/13	2,434,834	2,416,822	18,012
	Swedish Krona	Sell	9/18/13	2,434,834	2,422,128	(12,706)
	Swiss Franc	Sell	9/18/13	2,323,929	2,235,865	(88,064)
UBS AG
	Australian Dollar	Buy	10/18/13	4,704,943	4,763,510	(58,567)
	Australian Dollar	Sell	10/18/13	4,704,943	4,805,615	100,672
	British Pound	Sell	9/18/13	2,784,978	2,807,497	22,519
	Canadian Dollar	Buy	10/18/13	4,025,584	3,956,805	68,779
	Canadian Dollar	Sell	10/18/13	4,025,584	3,967,261	(58,323)
	Euro	Buy	9/18/13	13,732,466	13,563,536	168,930
	Euro	Sell	9/18/13	13,732,466	13,540,031	(192,435)
	Japanese Yen	Buy	8/22/13	4,155,277	4,090,792	64,485
	Japanese Yen	Sell	8/22/13	4,155,277	4,185,544	30,267
	Mexican Peso	Sell	10/18/13	673,769	661,482	(12,287)
	New Taiwan Dollar	Buy	8/22/13	634,404	646,918	(12,514)
	New Taiwan Dollar	Sell	8/22/13	634,404	639,738	5,334
	Norwegian Krone	Buy	9/18/13	1,644,580	1,709,887	(65,307)
	Philippine Peso	Buy	8/22/13	1,188,500	1,255,737	(67,237)
	Philippine Peso	Sell	8/22/13	1,188,500	1,221,434	32,934
	Polish Zloty	Buy	9/18/13	1,237,628	1,234,319	3,309
	Polish Zloty	Sell	9/18/13	1,237,628	1,223,436	(14,192)
	Russian Ruble	Buy	9/18/13	594,166	601,459	(7,293)
	Russian Ruble	Sell	9/18/13	594,166	593,408	(758)
	Singapore Dollar	Sell	8/22/13	4,563,471	4,560,624	(2,847)
	Swedish Krona	Sell	9/18/13	3,205	8,835	5,630
	Swiss Franc	Sell	9/18/13	4,204,022	4,113,454	(90,568)
WestPac Banking Corp.
	Australian Dollar	Buy	10/18/13	20,746	79,388	(58,642)
	British Pound	Buy	9/18/13	2,046,951	2,063,088	(16,137)
	British Pound	Sell	9/18/13	2,046,951	2,057,211	10,260
	Canadian Dollar	Sell	10/18/13	1,847,930	1,806,368	(41,562)
	Euro	Buy	9/18/13	753,897	737,011	16,886
	Euro	Sell	9/18/13	753,897	741,906	(11,991)
	Japanese Yen	Sell	8/22/13	1,277,982	1,502,524	224,542

Total						$(463,767)

FUTURES CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Short)	9	$1,506,462	Sep-13	$3,804
Euro-Bund 10 yr (Short)	192	36,365,165	Sep-13	335,832
Euro-Buxl 30 yr (Short)	13	2,230,651	Sep-13	19,437
Japanese Government Bond 10 yr (Short)	1	1,466,857	Sep-13	(4,499)
Japanese Government Bond 10 yr Mini (Short)	9	1,319,988	Sep-13	(3,897)
U.K. Gilt 10 yr (Long)	150	25,712,173	Sep-13	(181,064)
U.S. Treasury Bond 30 yr (Long)	36	4,826,250	Sep-13	(71,381)
U.S. Treasury Note 10 yr (Short)	155	19,597,813	Sep-13	(72,951)

Total				$25,281

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/13 (premiums $1,892,949) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.80)/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.80	$42,924,000	$327,081
2.80/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.80	42,924,000	345,109
Credit Suisse International

(2.785)/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.785	42,924,000	306,907
2.785/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.785	42,924,000	386,745

Total			$1,365,842

WRITTEN OPTIONS OUTSTANDING at 7/31/13 (premiums $117,188) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-13/$101.9375	$30,000,000	$23,430
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-13/99.9375	30,000,000	60,930

Total			$84,360

TBA SALE COMMITMENTS OUTSTANDING at 7/31/13 (proceeds receivable $34,182,422) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, September 1, 2043	$6,000,000	9/12/13	$6,212,578
Federal National Mortgage Association, 4s, August 1, 2043	25,000,000	8/12/13	25,962,891
Federal National Mortgage Association, 3 1/2s, August 1, 2043	2,000,000	8/12/13	2,015,781

Total			$34,191,250

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$59,368,600	(E)	$(680,995)	9/18/23	2.20%	3 month USD-LIBOR-BBA	$2,771,882
		52,792,500	(E)	869,235	9/18/23	3 month USD-LIBOR-BBA	2.20%	(2,201,176)
	CAD	6,299,000		—	5/1/23	3 month CAD-BA-CDOR	2.135%	(402,877)
	CAD	15,770,000		—	4/26/23	2.17%	3 month CAD-BA-CDOR	954,257
	CAD	2,304,000		—	6/3/23	2.515%	3 month CAD-BA-CDOR	75,978
	CAD	2,119,000		—	7/22/23	3 month CAD-BA-CDOR	2.82%	(20,585)
	CAD	4,892,000		—	7/25/23	2.9725%	3 month CAD-BA-CDOR	(16,649)
	Barclays Bank PLC
		$2,960,000		50,912	6/19/23	3 month USD-LIBOR-BBA	2.00%	(147,891)
		3,700,000		(555)	6/19/15	0.40%	3 month USD-LIBOR-BBA	2,663
		97,817,000	(E)	(37,474)	9/18/18	3 month USD-LIBOR-BBA	1.15%	(2,412,470)
		74,161,000	(E)	149,805	9/18/15	3 month USD-LIBOR-BBA	0.45%	46,721
		499,263,000	(E)	132,219	9/18/15	0.45%	3 month USD-LIBOR-BBA	826,196
		45,545,000	(E)	107,156	9/18/23	3 month USD-LIBOR-BBA	2.20%	(2,541,741)
		9,047,000	(E)	27,541	9/18/43	3.15%	3 month USD-LIBOR-BBA	902,024
	AUD	5,710,000		—	5/3/23	3.7425%	6 month AUD-BBR-BBSW	156,675
	AUD	4,851,000		—	5/22/23	3.86%	6 month AUD-BBR-BBSW	94,724
	AUD	2,678,000		—	7/12/23	6 month AUD-BBR-BBSW	4.341%	38,459
	AUD	995,000		—	7/23/23	6 month AUD-BBR-BBSW	4.201%	3,213
	EUR	81,659,000	(E)	—	8/3/17	1 month EUR-EONIA-OIS-COMPOUND	1.41727%	152,089
	EUR	5,429,000		—	5/21/23	1.567%	6 month EUR-EURIBOR-Telerate	232,527
	EUR	16,024,000		—	5/22/23	6 month EUR-EURIBOR-Telerate	1.595%	(630,581)
	EUR	1,843,000		—	5/31/23	1.751%	6 month EUR-EURIBOR-Telerate	37,921
	EUR	1,987,000		—	6/6/23	1.779%	6 month EUR-EURIBOR-Telerate	35,439
	GBP	2,816,000		—	8/15/31	3.60%	6 month GBP-LIBOR-BBA	(370,232)
	JPY	491,527,000		—	5/13/23	6 month JPY-LIBOR-BBA	0.7375%	(108,833)
	JPY	377,825,000		—	5/24/43	6 month JPY-LIBOR-BBA	1.95%	4,782
	JPY	1,285,106,000		—	5/29/43	1.965%	6 month JPY-LIBOR-BBA	(62,210)
	SEK	12,674,000		—	5/2/23	2.065%	3 month SEK-STIBOR-SIDE	94,704
	SEK	29,890,000		—	5/10/23	2.195%	3 month SEK-STIBOR-SIDE	171,379
	SEK	38,935,000		—	5/16/23	2.1835%	3 month SEK-STIBOR-SIDE	231,141
	Citibank, N.A.
		$5,967,000	(E)	(63,768)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(640,539)
		212,000	(E)	(34)	9/18/15	3 month USD-LIBOR-BBA	0.45%	(329)
		19,104,000	(E)	27,840	9/18/18	1.15%	3 month USD-LIBOR-BBA	491,685
		6,323,000	(E)	(16,140)	9/18/23	3 month USD-LIBOR-BBA	2.20%	(383,886)
	CZK	277,258,000		—	8/1/15	6 month CZK-PRIBOR-PRBO	0.795%	(10,263)
	Credit Suisse International
		$6,923,000		1,177	6/19/15	0.40%	3 month USD-LIBOR-BBA	7,198
		162,362,000	(E)	76,951	9/18/18	1.15%	3 month USD-LIBOR-BBA	4,019,100
		86,768,000	(E)	(820)	9/18/15	3 month USD-LIBOR-BBA	0.45%	(121,427)
		15,980,900	(E)	278,547	9/18/23	3 month USD-LIBOR-BBA	2.20%	(650,902)
		4,355,000	(E)	(32,313)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(453,267)
		199,212,100	(E)	(10,219)	9/18/23	2.20%	3 month USD-LIBOR-BBA	11,575,956
	AUD	9,803,000		—	4/26/23	6 month AUD-BBR-BBSW	3.8725%	(172,707)
	AUD	5,373,000		—	5/10/23	6 month AUD-BBR-BBSW	3.73%	(153,490)
	AUD	4,904,000		—	5/23/23	3.88%	6 month AUD-BBR-BBSW	88,538
	CAD	3,708,000		—	5/6/23	3 month CAD-BA-CDOR	2.2625%	(197,248)
	CAD	4,121,000		—	4/25/23	3 month CAD-BA-CDOR	2.208%	(235,417)
	CAD	9,317,000		—	4/29/23	3 month CAD-BA-CDOR	2.15%	(581,515)
	CAD	3,032,000		—	6/20/23	3 month CAD-BA-CDOR	2.825%	(21,314)
	CHF	5,931,000		—	5/3/23	1.0075%	6 month CHF-LIBOR-BBA	251,024
	CHF	5,931,000		—	5/3/23	1.01875%	6 month CHF-LIBOR-BBA	244,186
	EUR	18,311,000		—	5/22/23	6 month EUR-EURIBOR-Telerate	1.601%	(706,662)
	EUR	3,778,000		—	5/27/23	1.643%	6 month EUR-EURIBOR-Telerate	128,164
	SEK	30,025,000		—	5/2/23	2.07%	3 month SEK-STIBOR-SIDE	222,274
	SEK	35,816,000		—	5/27/23	3 month SEK-STIBOR-SIDE	2.2275%	(194,334)
	SEK	26,318,000		—	6/3/23	3 month SEK-STIBOR-SIDE	2.3475%	(100,663)
	Deutsche Bank AG
		$20,865,000	(E)	15,082	9/18/18	1.15%	3 month USD-LIBOR-BBA	521,684
		1,239,000	(E)	(4,312)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(124,074)
		4,233,000	(E)	416	9/18/15	0.45%	3 month USD-LIBOR-BBA	6,299
		53,035,000	(E)	(24,733)	9/18/23	2.20%	3 month USD-LIBOR-BBA	3,059,782
	Goldman Sachs International
		28,345,000	(E)	(325,869)	9/18/18	1.15%	3 month USD-LIBOR-BBA	362,348
		27,953,000		—	5/21/23	3 month USD-LIBOR-BBA	2.077%	(1,599,152)
		13,953,000		—	5/22/23	2.06875%	3 month USD-LIBOR-BBA	809,602
		6,749,000	(E)	32,489	9/18/43	3 month USD-LIBOR-BBA	3.15%	(619,869)
		18,263,800	(E)	(82,826)	9/18/23	2.20%	3 month USD-LIBOR-BBA	979,397
		3,420,000	(E)	(100,480)	9/18/43	3.15%	3 month USD-LIBOR-BBA	230,098
		106,357,000	(E)	9,706	9/18/15	3 month USD-LIBOR-BBA	0.45%	(138,130)
		88,478,600	(E)	964,108	9/18/23	3 month USD-LIBOR-BBA	2.20%	(4,181,807)
	AUD	4,582,000		—	5/1/23	3.775%	6 month AUD-BBR-BBSW	114,619
	AUD	16,579,000		—	4/26/23	6 month AUD-BBR-BBSW	3.8825%	(279,295)
	AUD	3,135,000		—	5/27/23	3.955%	6 month AUD-BBR-BBSW	39,235
	CAD	5,198,000		—	4/25/23	3 month CAD-BA-CDOR	2.2069%	(297,413)
	CAD	7,075,000		—	5/23/23	2.41%	3 month CAD-BA-CDOR	292,558
	CAD	3,576,000		—	5/30/23	2.534%	3 month CAD-BA-CDOR	110,657
	CHF	16,175,000		—	5/2/23	6 month CHF-LIBOR-BBA	1.008%	(682,548)
	CHF	4,771,000		—	5/13/23	1.0325%	6 month CHF-LIBOR-BBA	193,302
	CHF	3,863,000		—	5/16/23	1.065%	6 month CHF-LIBOR-BBA	144,158
	CHF	2,350,000		—	7/1/23	6 month CHF-LIBOR-BBA	1.5175%	13,536
	CHF	8,600,000		—	7/2/23	6 month CHF-LIBOR-BBA	1.515%	47,109
	CHF	8,600,000		—	7/3/23	6 month CHF-LIBOR-BBA	1.5275%	57,800
	EUR	296,189,000	(E)	—	8/6/17	1 month EUR-EONIA-OIS-COMPOUND	1.102%	(701,382)
	EUR	74,426,000		—	8/30/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(17,777)
	EUR	74,426,000		—	8/30/14	0.309%	3 month EUR-EURIBOR-REUTERS	(250,164)
	EUR	74,426,000		—	8/31/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(17,787)
	EUR	74,426,000		—	8/31/14	0.314%	3 month EUR-EURIBOR-REUTERS	(259,200)
	EUR	74,426,000		—	9/3/14	1 year EUR-EONIA-OIS-COMPOUND	0.086%	(67,279)
	EUR	74,426,000		—	9/3/14	0.283%	3 month EUR-EURIBOR-REUTERS	(195,923)
	EUR	17,142,000		—	5/22/23	1.595%	6 month EUR-EURIBOR-Telerate	674,577
	GBP	2,816,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	43,671
	JPY	545,125,000		—	5/28/23	1.015%	6 month JPY-LIBOR-BBA	(26,823)
	KRW	7,150,000,000		—	7/12/18	3.07%	3 month KRW-CD-KSDA-BLOOMBERG	11,716
	KRW	16,990,000,000		—	7/12/15	3 month KRW-CD-KSDA-BLOOMBERG	2.771%	(22,313)
	SEK	32,363,000		—	5/27/23	3 month SEK-STIBOR-SIDE	2.2375%	(171,092)
	SEK	16,698,000		—	8/2/23	3 month SEK-STIBOR-SIDE	2.6225%	(8,596)
	JPMorgan Chase Bank N.A.
		$15,586,000		—	2/28/18	0.92%	3 month USD-LIBOR-BBA	283,704
		6,703,000	(E)	(16,143)	9/18/18	1.15%	3 month USD-LIBOR-BBA	146,606
		40,119,600	(E)	(514,130)	9/18/23	2.20%	3 month USD-LIBOR-BBA	1,819,227
		94,224,000	(E)	980,429	9/18/23	3 month USD-LIBOR-BBA	2.20%	(4,499,639)
		138,451,000	(E)	(33,426)	9/18/15	0.45%	3 month USD-LIBOR-BBA	159,021
		3,855,000		—	6/7/23	3 month USD-LIBOR-BBA	2.343%	(132,939)
	AUD	5,582,000		—	4/30/23	3.805%	6 month AUD-BBR-BBSW	126,644
	AUD	6,780,000		—	4/26/23	6 month AUD-BBR-BBSW	3.8875%	(111,633)
	CAD	16,294,000		—	2/26/18	3 month CAD-BA-CDOR	1.65%	(302,305)
	CAD	4,627,000		—	6/26/23	3 month CAD-BA-CDOR	2.9775%	27,009
	CAD	5,992,000		—	4/26/23	2.1706%	3 month CAD-BA-CDOR	362,280
	CAD	5,820,000		—	5/15/23	2.384%	3 month CAD-BA-CDOR	250,832
	CAD	2,771,000		—	6/14/23	2.6025%	3 month CAD-BA-CDOR	72,065
	CAD	5,439,000		—	7/9/23	3 month CAD-BA-CDOR	2.963%	19,933
	JPY	626,675,000		—	5/7/43	1.74375%	6 month JPY-LIBOR-BBA	314,748
	JPY	596,075,000		—	6/3/43	6 month JPY-LIBOR-BBA	1.945%	(3,041)
	JPY	166,982,000		—	6/7/43	1.955%	6 month JPY-LIBOR-BBA	(3,006)
	ZAR	153,621,000		—	7/10/15	5.90%	3 month ZAR-JIBAR-SAFEX	28,307
	ZAR	69,125,000		—	7/10/18	3 month ZAR-JIBAR-SAFEX	7.11%	(39,998)

	Total							$6,891,030
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$61,790,300	(E)	$(3,023,054)	9/18/23	2.20%	3 month USD-LIBOR-BBA	$570,669
		26,687,000	(E)	951,155	9/18/23	3 month USD-LIBOR-BBA	2.20%	(600,961)
		10,731,000		(14,897)	6/21/23	3 month USD-LIBOR-BBA	2.3625%	(381,301)
		42,924,000		108,890	7/2/23	3 month USD-LIBOR-BBA	2.58%	(553,825)
		14,979,000	(E)	(45,173)	9/18/15	0.45%	3 month USD-LIBOR-BBA	(24,352)
		8,141,000	(E)	437,920	9/18/23	3 month USD-LIBOR-BBA	2.20%	(35,561)
		1,285,000	(E)	(84,499)	9/18/23	2.20%	3 month USD-LIBOR-BBA	(9,764)
		2,024,000		(15)	7/18/23	3 month USD-LIBOR-BBA	2.738%	(5,307)
		2,381,000		(31)	6/10/23	3 month USD-LIBOR-BBA	2.27%	(99,058)
	EUR	7,900,000		(188)	7/29/43	6 month EUR-EURIBOR-REUTERS	2.516%	55,418
	EUR	35,800,000		(341)	7/29/23	2.0055%	6 month EUR-EURIBOR-REUTERS	(180,492)
	EUR	7,178,000		(67)	7/17/23	1.918%	6 month EUR-EURIBOR-REUTERS	33,232
	EUR	5,492,000		(52)	7/17/23	1.906%	6 month EUR-EURIBOR-REUTERS	33,643
	EUR	7,900,000		(188)	7/26/43	6 month EUR-EURIBOR-REUTERS	2.462%	(69,402)
	EUR	18,700,000		(178)	7/26/23	1.95%	6 month EUR-EURIBOR-REUTERS	29,344
	EUR	36,750,000		(197)	7/29/18	6 month EUR-EURIBOR-REUTERS	1.186%	61,265
	JPY	980,216,000		(176)	7/12/43	2.024375%	6 month JPY-LIBOR-BBA	(171,763)
	JPY	4,717,089,000		(191)	7/12/18	6 month JPY-LIBOR-BBA	0.5175%	171,072
	JPY	490,108,000		(89)	7/18/43	1.9825%	6 month JPY-LIBOR-BBA	(32,138)
	JPY	2,358,545,000		(96)	7/18/18	6 month JPY-LIBOR-BBA	0.4825%	40,738
	JPY	164,371,000		(30)	7/24/43	6 month JPY-LIBOR-BBA	1.99375%	14,900
	JPY	2,429,400,000		(176)	7/30/23	0.99%	6 month JPY-LIBOR-BBA	(11,926)
	JPY	4,739,000,000		(193)	7/30/18	6 month JPY-LIBOR-BBA	0.4475%	(12,687)
	JPY	408,000,000		(74)	7/30/43	6 month JPY-LIBOR-BBA	1.9775%	18,910
		$6,005,000	(E)	(355,581)	9/18/23	2.20%	3 month USD-LIBOR-BBA	(6,330)
		5,343,000		(71)	7/5/23	2.703%	3 month USD-LIBOR-BBA	23,723
	EUR	1,476,000		(26)	7/31/23	1.998%	6 month EUR-EURIBOR-REUTERS	(6,055)
	GBP	25,700,000		(318)	7/29/18	6 month GBP-LIBOR-BBA	1.38%	(16,115)
	GBP	6,200,000		(324)	7/29/43	3.32%	6 month GBP-LIBOR-BBA	(15,570)
		$11,988,000	(E)	(340,572)	9/18/18	1.15%	3 month USD-LIBOR-BBA	(49,503)
		38,172,000	(E)	110,792	9/18/15	3 month USD-LIBOR-BBA	0.45%	57,733
		22,551,000	(E)	1,372,750	9/18/23	3 month USD-LIBOR-BBA	2.20%	61,184
		19,068,000	(E)	(710,365)	9/18/23	2.20%	3 month USD-LIBOR-BBA	398,630
		16,634,000	(E)	(41,169)	9/18/15	0.45%	3 month USD-LIBOR-BBA	(18,049)
		11,232,000	(E)	(1,111,227)	9/18/43	3.15%	3 month USD-LIBOR-BBA	(25,542)
		5,800,000		(77)	7/2/23	2.7025%	3 month USD-LIBOR-BBA	24,403
	EUR	2,956,000		(52)	8/2/23	1.973%	6 month EUR-EURIBOR-REUTERS	(1,883)
	EUR	19,550,000		(208)	7/30/18	6 month EUR-EURIBOR-REUTERS	1.185%	31,621
	EUR	9,400,000		(164)	7/30/23	2.005%	6 month EUR-EURIBOR-REUTERS	(47,141)
	GBP	2,454,000		(49)	7/31/23	2.44375%	6 month GBP-LIBOR-BBA	10,757
	GBP	2,000,000		(40)	7/26/23	6 month GBP-LIBOR-BBA	2.4775%	2,072
	GBP	2,400,000		(30)	7/26/18	1.4075%	6 month GBP-LIBOR-BBA	(4,253)
	GBP	1,500,000		(78)	7/26/43	3.335%	6 month GBP-LIBOR-BBA	(11,206)
	JPY	4,739,000,000		(389)	8/1/18	6 month JPY-LIBOR-BBA	0.4525%	11,905
	JPY	2,429,400,000		(327)	8/1/23	0.9955%	6 month JPY-LIBOR-BBA	(23,378)
	JPY	408,000,000		(142)	8/1/43	6 month JPY-LIBOR-BBA	1.96125%	1,317
		$17,300,000		(588)	7/31/43	3.63%	3 month USD-LIBOR-BBA	(23,296)
		19,731,600	(E)	(1,215,745)	9/18/23	2.20%	3 month USD-LIBOR-BBA	(68,155)
		65,600,000		(528)	7/31/18	3 month USD-LIBOR-BBA	1.545%	(46,933)
		39,589,600	(E)	(2,173,648)	9/18/23	2.20%	3 month USD-LIBOR-BBA	128,883
		4,176,000	(E)	(424,841)	9/18/43	3.15%	3 month USD-LIBOR-BBA	(21,189)
		3,811,000	(E)	95,049	9/18/18	3 month USD-LIBOR-BBA	1.15%	2,518
		5,829,000	(E)	348,492	9/18/23	3 month USD-LIBOR-BBA	2.20%	9,477
		32,200,000		(259)	6/26/18	1.765%	3 month USD-LIBOR-BBA	(416,580)
		8,200,000		(279)	6/26/43	3.55%	3 month USD-LIBOR-BBA	92,753
		34,700,000		(458)	6/26/23	3 month USD-LIBOR-BBA	2.875%	423,867
	EUR	13,700,000		(242)	6/20/23	1.835%	6 month EUR-EURIBOR-Telerate	169,105
	EUR	18,700,000	(E)	(272)	7/2/23	2.895%	6 month EUR-EURIBOR-Telerate	(64,456)
	EUR	2,900,000		(50)	7/2/23	2.0125%	6 month EUR-EURIBOR-Telerate	(24,816)
	EUR	18,700,000	(E)	(273)	7/3/23	2.89%	6 month EUR-EURIBOR-REUTERS	(58,486)
	EUR	47,128,000		(811)	7/15/23	1.945%	6 month EUR-EURIBOR-REUTERS	52,337
	EUR	7,900,000		(350)	7/15/43	2.513%	6 month EUR-EURIBOR-REUTERS	(55,868)
	EUR	18,700,000		(322)	7/15/23	6 month EUR-EURIBOR-REUTERS	1.943%	(26,159)
	GBP	30,800,000		(371)	7/10/18	1.4525%	6 month GBP-LIBOR-BBA	(198,537)
	GBP	27,300,000		(539)	7/10/23	6 month GBP-LIBOR-BBA	2.49%	132,584
	GBP	7,500,000		(381)	7/10/43	3.335%	6 month GBP-LIBOR-BBA	(69,583)
	JPY	160,728,000		(55)	7/1/43	6 month JPY-LIBOR-BBA	1.871%	(33,554)
	JPY	136,551,000		(47)	8/2/43	6 month JPY-LIBOR-BBA	1.94%	(6,961)
		$37,302,600	(E)	(1,584,151)	9/18/23	2.20%	3 month USD-LIBOR-BBA	585,367
		16,267,500	(E)	883,935	9/18/23	3 month USD-LIBOR-BBA	2.20%	(62,183)
		32,702,000	(E)	38,812	9/18/15	3 month USD-LIBOR-BBA	0.45%	(6,644)
		53,556,000		(431)	7/5/18	1.5625%	3 month USD-LIBOR-BBA	(121,631)
		14,554,000		(495)	7/5/43	3.43%	3 month USD-LIBOR-BBA	518,038
		52,439,000		(692)	7/5/23	3 month USD-LIBOR-BBA	2.69125%	(290,771)
	GBP	7,500,000		(387)	7/17/43	3.27%	6 month GBP-LIBOR-BBA	86,924
	GBP	27,300,000		(547)	7/17/23	6 month GBP-LIBOR-BBA	2.38125%	(311,193)
	GBP	30,800,000		(376)	7/17/18	1.35%	6 month GBP-LIBOR-BBA	56,160
	JPY	318,674,000		(113)	6/21/43	1.8975%	6 month JPY-LIBOR-BBA	43,012

	Total							$(366,996)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$1,296,508	$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$(12,751)
Barclays Bank PLC
	1,063,740	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,173
	237,996	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,791
	4,047,128	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	28,130
	2,937,975	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,295
	7,349,265	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	49,557
	6,414,318	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	44,250
	25,656,963	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(141,145)
	8,782,314	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	60,586
	3,255,723	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	22,460
	2,064,702	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	14,779
	1,627,862	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	11,230
	2,726,039	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	3,905
	22,270,399	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(122,515)
	21,113,366	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	145,654
	6,191,832	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	44,321
	723,706	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,464)
	509,388	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,023
	2,793,545	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(15,368)
	1,119,969	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,726
	3,255,723	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	22,460
	16,287,548	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(89,602)
	10,982,455	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	78,611
	9,399,826	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(51,711)
	19,179,128	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(46,861)
	6,807,602	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16,633)
	1,767,362	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	12,284
	1,312,946	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,853
	8,191,793	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	56,938
	36,063,647	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	248,791
	8,917,426	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	61,518
	450,918	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,111
	932,214	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,286
	3,023,159	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	20,385
	2,191,704	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	14,779
	838,252	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(7,011)
	870,590	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,789)
	22,152,487	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(121,866)
	29,104,832	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(243,433)
	15,823,225	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	87,047
	20,789,228	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	173,881
	3,408,669	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(22,287)
	1,704,405	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(11,144)
	1,704,405	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(11,144)
	1,296,508	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(12,751)
	3,420,392	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(22,363)
	8,883,613	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(58,083)
	3,420,392	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(22,363)
	1,212,301	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,669)
	1,414,066	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(21,048)
	1,231,749	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	8,497
	896,863	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(13,350)
	3,518,853	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(19,358)
	1,773,664	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,561
	4,082,076	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,974
	6,829,062	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(44,650)
	3,952,903	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(21,746)
	5,024,124	(87,137)	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(22,203)
Citibank, N.A.
	1,816,151	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,529
	1,507,400	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,399
	959,528	—	1/12/41	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(1,151)
Credit Suisse International
	2,170,482	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	14,973
	24,335	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(59)
	8,293,964	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(45,627)
	1,001,273	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(9,848)
	1,296,508	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(12,751)
Deutsche Bank AG
	8,293,964	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(45,627)
Goldman Sachs International
	1,846,236	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,707
	6,470,674	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	12,991
	4,991,584	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	10,021
	1,767,430	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,532
	17,010,141	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	24,365
	6,269,684	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	12,587
	10,606,604	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	73,172
	3,545,669	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,663)
	3,533,105	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(34,749)
	7,290,907	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,659
	7,290,907	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,659
	736,783	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,800)
	7,752,368	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(42,648)
	2,912,425	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(16,022)
	1,903,454	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,727
	3,220,204	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	4,613
	359,267	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	721
	3,900,206	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(38,360)
	11,294,887	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(54,058)
	3,385,073	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	4,849
	2,022,053	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,896
	6,769,999	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	9,697
	1,442,320	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,896
	5,105,701	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,475)
	635,818	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,554)
	10,620,145	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(58,424)
	856,214	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,719
	1,755,970	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,525
	470,406	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,588)
	1,254,462	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,901)
	1,704,271	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,422
	3,408,543	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,843
	2,308,901	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,636
	1,064,116	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,136
	7,091,201	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	14,237
	10,694,813	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	15,636
	1,222,966	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,988
	1,222,966	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,988
	2,225,915	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	21,892
	7,367,826	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	18,002
	959,528	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,151
	12,604,199	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(25,305)
	12,209,338	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	17,489
	1,588,509	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,881)
	1,574,262	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(15,483)
	1,296,508	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(12,751)
	1,977,352	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,831)
	484,127	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	4,762
	2,134,754	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,216
	2,134,754	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,216
EUR	13,700,000	—	6/20/23	1.84%	Eurostat Eurozone HICP excluding tobacco	67,255

Total						$48,098

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB Index	BBB-/P	$11,962	$175,000	5/11/63	300 bp	$(2,759)
	CMBX NA BBB Index	BBB-/P	22,719	377,000	5/11/63	300 bp	(8,993)
	CMBX NA BBB Index	BBB-/P	46,609	755,000	5/11/63	300 bp	(16,899)
	CMBX NA BBB Index	BBB-/P	44,403	779,000	5/11/63	300 bp	(21,124)
	Barclays Bank PLC
	Irish Gov't, 4.50%, 4/18/2020	—	(60,491)	755,000	9/20/17	(100 bp)	(54,877)
	Obrigacoes Do Tesouro, 5.45%, 9/23/13	—	(123,188)	755,000	9/20/17	(100 bp)	(38,504)
	Credit Suisse International
	CMBX NA BBB Index	BBB-/P	2,703	92,000	5/11/63	300 bp	(5,036)
	CMBX NA BBB Index	BBB-/P	28,614	295,000	5/11/63	300 bp	3,799
	CMBX NA BBB Index	BBB-/P	36,301	297,000	5/11/63	300 bp	11,319
	CMBX NA BBB Index	BBB-/P	5,913	309,000	5/11/63	300 bp	(20,080)
	CMBX NA BBB Index	BBB-/P	2,862	369,000	5/11/63	300 bp	(28,177)
	CMBX NA BBB Index	BBB-/P	37,649	473,000	5/11/63	300 bp	(2,138)
	CMBX NA BBB Index	BBB-/P	66,775	591,000	5/11/63	300 bp	17,063
	CMBX NA BBB Index	BBB-/P	57,324	591,000	5/11/63	300 bp	7,611
	CMBX NA BBB Index	BBB-/P	39,799	605,000	5/11/63	300 bp	(11,092)
	CMBX NA BBB Index	BBB-/P	48,354	606,000	5/11/63	300 bp	(2,620)
	CMBX NA BBB Index	BBB-/P	46,921	606,000	5/11/63	300 bp	(4,054)
	CMBX NA BBB Index	BBB-/P	18,774	617,000	5/11/63	300 bp	(33,126)
	CMBX NA BBB Index	BBB-/P	10,889	618,000	5/11/63	300 bp	(41,096)
	CMBX NA BBB Index	BBB-/P	10,094	657,000	5/11/63	300 bp	(45,170)
	CMBX NA BBB Index	BBB-/P	8,580	739,000	5/11/63	300 bp	(53,582)
	CMBX NA BBB Index	BBB-/P	54,488	748,000	5/11/63	300 bp	(8,431)
	CMBX NA BBB Index	BBB-/P	82,769	1,080,000	5/11/63	300 bp	(8,077)
	CMBX NA BBB Index	BBB-/P	62,335	1,519,000	5/11/63	300 bp	(65,439)
	CMBX NA BBB Index	BBB-/P	66,460	601,000	5/11/63	300 bp	15,905
	Spain Gov't, 5.50%, 7/30/2017	—	(89,008)	755,000	9/20/17	(100 bp)	(53,635)

	Total						$(469,212)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2013. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2012 through July 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $852,610,756.
(b)	The aggregate identified cost on a tax basis is $924,200,784, resulting in gross unrealized appreciation and depreciation of $21,842,767 and $14,845,469, respectively, or net unrealized appreciation of $6,997,298.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$102,975,917	$110,327,470	$213,303,387	$25,006	$—
	Putnam Short Term Investment Fund *	—	332,362,064	208,232,792	9,890	124,129,272
	Totals	$102,975,917	$442,689,534	$421,536,179	$34,896	$124,129,272
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $224,309,192 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to hedge against changes in values of securities it owns, owned or expects to own and to hedge prepayment risk.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk.
An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realized gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries and to hedge inflation in specific regions or countries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC credit default contracts to gain exposure on individual names and/or baskets of securities.
In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $10,870,577 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $12,171,908 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $22,513,120.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$120,554,130	$—
Foreign government and agency bonds and notes	—	44,155,640	—
Mortgage-backed securities	—	315,914,997	—
Purchased swap options outstanding	—	1,096,026	—
Senior loans	—	81,148,305	—
U.S. government and agency mortgage obligations	—	127,565,479	—
U.S. treasury obligations	—	385,312	—
Short-term investments	130,459,272	109,918,921	—

Totals by level	$130,459,272	$800,738,810	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(463,767)	$—
Futures contracts	25,281	—	—
Written TBA commitment options outstanding	—	(84,360)	—
Written swap options outstanding	—	(1,365,842)	—
TBA sale commitments	—	(34,191,250)	—
Interest rate swap contracts	—	11,535,228	—
Total return swap contracts	—	135,235	—
Credit default contracts	—	(1,009,822)	—

Totals by level	$25,281	$(25,444,578)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$125,671	$1,135,493
Foreign exchange contracts	4,047,551	4,511,318
Interest rate contracts	54,570,386	43,228,818

Total	$58,743,608	$48,875,629

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased swap option contracts (contract amount)	$723,500,000
Written TBA commitment option contracts (contract amount)	$18,000,000
Written swap option contracts (contract amount)	$598,100,000
Futures contracts (number of contracts)	900
Forward currency contracts (contract amount)	$822,800,000
OTC interest rate swap contracts (notional)	$4,009,900,000
Centrally cleared interest rate swap contracts (notional)	$492,000,000
OTC total return swap contracts (notional)	$683,200,000
OTC credit default swap contracts (notional)	$7,600,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 27, 2013